Events after the Reporting Period	12 Months Ended
Dec. 31, 2023
Events after the Reporting Period [Abstract]
Disclosure of events after reporting period [text block]	40 – Events after the reporting period After the reporting date no material events occurred which had a significant impact on the bank’s results of operations, financial position and net assets.